INCOME TAXES (Schedule of Deferred Income Tax Assets And Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current deferred income tax assets:
Impairment of long-term investments	¥ 8,850	¥ 2,500
Tax loss carry forwards	157,264	33,201
Advertising expense	53,019	36,543
Others	4,162	5,648
Total non-current deferred income tax assets	223,295	77,892
Valuation allowance	(169,543)	(72,271)	¥ (37,521)	¥ (28,583)
Non-current deferred income tax assets, net	53,752	¥ 5,621
Non-current deferred income tax liabilities:
Valuation appreciation of intangible assets	2,283
Non-current deferred income tax liabilities	¥ 2,283